Investment Securities - Schedule of Analysis of Net Gain on Sale of Investment Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [abstract]
Debt investment securities measured at amortized cost		$ 53
Debt investment securities measured at fair value through other comprehensive income (FVOCI)	$ 74	366
Net gain on sale of investment securities	$ 74	$ 419